Company information	6 Months Ended
Jun. 30, 2023
Disclosure Of Company Information [Abstract]
Company information	Company information
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software company in the healthcare space, incorporated on March 18, 2011, and headquartered in Rolle, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in health care and for life sciences research. The Company has built a software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDM TM,” standardizes, computes and analyzes digital health data and is used in decentralized locations to break down data silos. The Company collectively refers to SOPHiA DDM TM Platform and related products and solutions as “SOPHiA DDM Platform.”
On June 26, 2023, during the Company’s Annual General Meeting, the move of the statutory seat from Saint-Sulpice, Canton Vaud, Switzerland to Rolle, Canton Vaud, Switzerland was approved.
As of June 30, 2023, the Company had the following wholly owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	UK
SOPHiA GENETICS, Inc.	USA
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
All intercompany transactions and balances have been eliminated in consolidation.
The Company’s Board of Directors approved the issue of the unaudited interim condensed consolidated financial statements on August 8, 2023.
Basis of preparation
Compliance with International Financial Reporting Standards
These unaudited interim condensed consolidated financial statements, as of and for the three months and six months ended June 30, 2023, of the Company have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2022.
Accounting policies
The significant accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are the same as those applied in the Company’s annual consolidated financial statements as of and for the year ended December 31, 2022, and have been consistently applied, unless otherwise stated. Where expense is definitively calculated only on an annual basis, as is the case for income taxes and pension costs, appropriate estimates are made for interim reporting periods.
Income tax expense
Taxes on income in the interim periods are accrued using the tax rates that would be applicable to the expected annual profit or loss of each of the Company entities.
Post-employment defined benefit plan expense
Post-employment defined benefit plan expense in interim reporting periods is recognized on the basis of the current year cost estimate made by the actuaries in their annual report as of the end of the preceding year. Potential remeasurement gains or losses from the defined benefits plan are estimated based on the relevant indexes at the end of the reporting period and recorded in the Company’s statements of comprehensive loss.
Designated cash
In July 2021, the Company designated $30 million to a separate bank account to be used exclusively to settle potential liabilities arising from claims against Directors and Officers covered under the Company’s Directors and Officers Insurances Policy (“D&O Policy”). Setting up the designated account has significantly reduced the premiums associated with the D&O Policy. In June 2023, the Company approved the reduction of the designated cash amount from $30 million to $15 million as a result of the Company’s updated D&O policy. The updated D&O policy and reduction of designated cash are effective in July 2023. The Company expects to continue to designate this cash balance for this sole use under the current and updated D&O Policy.
Recent new accounting standards, amendments to standards, and interpretations
New standards, amendments to standards, and interpretations issued recently effective
There are no new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2023 that are relevant to the Company.
New standards, amendments to standards, and interpretations issued not yet effective
In January 2020, IASB issued amendments to paragraphs 69 to 76 of IAS 1, Presentation of Financial Statements (“IAS 1”), to specify the requirements for classifying liabilities as current or non-current, effective for annual reporting periods beginning on or after January 1, 2024. The Company expects the amendment to have an immaterial impact on the financial statements.
There are no other IFRS or IFRS Interpretations Committee interpretations that are not yet effective and that could have a material impact to the interim condensed consolidated financial statements.
Critical estimates and judgement
The preparation of the unaudited interim condensed consolidated financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions. Information regarding accounting areas where such judgements, estimates and assumptions are of particular significance is set out in the annual financial statements under “Critical estimates and judgements”.
Going concern basis
These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.
Translation of foreign currency
Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Company’s reporting currency of the Company’s consolidated financial statements is the United States Dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.
Historical cost convention
The financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Issued share capital
As of June 30, 2023, the Company had issued 76,898,164 shares, of which 65,032,799 are outstanding, and 11,865,365 are held by the Company as treasury shares. As of June 30, 2022, the Company had issued 66,453,719 shares, of which 64,153,719 are outstanding, and 2,300,000 were held by the Company as treasury shares.
Treasury shares
During the first quarter of 2022, the Company issued 2,540,560 common share options to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs. During the second quarter of 2023, the Company issued 10,500,000 common share options to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares. As of June 30, 2023, the Company held 11,865,365 treasury shares. As of June 30, 2022, the Company held 2,300,000 treasury shares.
Treasury shares are recognized at acquisition cost and recorded as treasury shares at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.